Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Significant Accounting Policies [Abstract]
Summary of material subsidiaries
The material subsidiaries of the Company as at December 31, 2022 are described below:

Subsidiary	Location	Ownership interest	Operations and development projects owned

Tüprag Metal Madencilik Sanayi ve Ticaret AS ("Tüprag")	Turkiye	100%	Kişladağ Mine Efemçukuru Mine
Hellas Gold Single Member S.A. ("Hellas")	Greece	100%	Olympias Mine Stratoni Mine Skouries Project
Eldorado Gold (Québec) Inc.	Canada	100%	Lamaque Operations
Thracean Gold Mining SA	Greece	100%	Perama Hill Project
Thrace Minerals SA	Greece	100%	Sapes Project
Deva Gold SA ("Deva") (1)	Romania	80.5%	Certej Project
(1) On October 26, 2022, the Company entered into a share purchase agreement to sell the Certej project (Note 6 (a)).